UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.24%
Adhesives, Coatings, Sealants & Paints - 1.08%
CSW Industrials, Inc.	3,405	$217,682
Advanced Materials - 0.65%
Lydall, Inc. (a)	7,298	131,948
Aerospace/Defense - 2.11%
Cubic Corp.	4,918	277,474
Espey Manufacturing & Electronics Corp.	6,077	150,345
		427,819
Agriculture & Dairy Farms - 1.10%
Cal-Maine Foods, Inc.	5,988	221,676
Ammunition & Explosive Ordnance - 1.56%
National Presto Industries, Inc.	3,227	315,891
Athletic Sporting Goods - 1.81%
Johnson Outdoors, Inc. - Class A	4,965	366,467
Building Products & Supply - 3.30%
Apogee Enterprises, Inc.	6,915	250,669
Insteel Industries, Inc.	6,976	127,521
Simpson Manufacturing Co, Inc.	4,767	290,024
		668,214
Casinos & Gaming - 1.67%
Monarch Casino & Resort, Inc. (a)	7,861	338,259
Chemicals - 0.57%
Oil-Dri Corp. of America	3,956	116,267
Chemicals - Specialty - 0.66%
Hawkins, Inc.	3,769	134,026
Cinema Theater Exhibitors - 5.57%
Marcus Corp.	32,245	1,127,285
Commercial Banks - Community - 10.12%
Ames National Corp.	8,260	217,238
Auburn National Bancorporation, Inc.	6,104	209,794
Bar Harbor Bankshares	7,950	187,859
Eagle Bancorp Montana, Inc.	8,973	147,157
First of Long Island Corp.	7,447	158,983
German American Bancorp, Inc.	10,696	298,097
Hingham Institution for Savings	1,418	256,034
Nicolet Bankshares, Inc. (a)	2,491	145,699
Peapack Gladstone Financial Corp.	6,995	189,145
Texas Capital Bancshares, Inc. (a)	4,134	236,878
		2,046,884
Construction & Engineering Services - 4.63%
Granite Construction, Inc.	23,316	937,070
Construction & Mining Machinery - 0.89%
Astec Industries, Inc.	6,104	179,641
Containers - Metal, Glass & Plastic - 1.74%
AptarGroup, Inc.	3,104	351,590
Electrical Power Equipment & Grid Infrastructure - 2.79%
MYR Group, Inc. (a)	10,487	338,625
Powell Industries, Inc.	6,534	224,900
		563,525

Electronic Circuit Board - 0.99%
Kimball Electronics, Inc. (a)	13,984	199,272
Electronic Equipment & Instruments - 1.00%
Badger Meter, Inc.	3,830	202,224
Engines & Transmissions - 1.27%
Twin Disc, Inc. (a)	17,803	256,719
Fork Trucks & Lifts - 0.79%
Hyster-Yale Materials Handling, Inc. - Class A	3,629	159,603
Grocery Retail - 5.31%
Weis Markets, Inc.	28,390	1,073,142
Guns & Accessories - 5.57%
Sturm, Ruger & Co., Inc.	22,656	1,126,230
Health Care - Equipment - 4.15%
ICU Medical, Inc. (a)	1,071	227,909
Merit Medical Systems, Inc. (a)	5,993	309,418
Utah Medical Products, Inc.	3,790	302,253
		839,580
Health Care - Supplies - 1.55%
Atrion Corp.	355	313,539
Health Safety & Protective Supply - 4.53%
MSA Safety, Inc.	9,215	915,787
Home Furniture - 0.94%
Hooker Furniture Corp.	7,110	190,761
Homebuilders - Single Family Home Construction - 0.98%
M/I Homes, Inc. (a)	7,205	197,273
Insurance - Property/Casualty - 0.57%
United Fire Group, Inc.	2,470	115,942
Laboratories Equipment & Furniture - 0.33%
Kewaunee Scientific Corp.	3,127	67,230
Long Term Care Facilities - 1.10%
National HealthCare Corp.	2,872	223,068
Meat Poultry & Fish - 1.17%
Sanderson Farms, Inc.	1,738	237,602
Metal Pipelines & Tubes - 0.74%
Northwest Pipe Co. (a)	6,445	149,782
Mobile Phone Accessories - 0.21%
ZAGG, Inc. (a)	6,255	41,658
Oil & Gas Drilling Equipment - 1.85%
Dril-Quip, Inc. (a)	6,383	263,299
Gulf Island Fabrication, Inc. (a)	13,926	111,408
		374,707
Oil & Gas Exploration/Production - 1.08%
Unit Corp. (a)	22,623	217,633
Oil & Gas Field Services - 3.28%
Keane Group, Inc. (a)	11,560	84,850
Oil States International, Inc. (a)	2,940	48,922
RPC, Inc.	53,663	399,252
Solaris Oilfield Infrastructure, Inc. - Class A	9,116	129,721
		662,745
Packaged Foods - 6.27%
Flowers Foods, Inc.	8,813	197,147
J & J Snack Foods Corp.	6,662	1,071,582
		1,268,729
Pollution & Waste Control - 0.64%
Perma-Pipe International Holdings, Inc. (a)	14,279	128,511
Pumps & Pumping Equipment - 4.29%
Gorman-Rupp Co.	29,262	868,204

Retail - Apparel - 1.00%
Duluth Holdings, Inc. - Class B (a)	13,469	201,362
Semiconductor Back End Capital Equipment - 0.07%
Cohu, Inc.	1,000	14,550
Semiconductor Chemicals & Supply - 2.02%
Cabot Microelectronics Corp.	2,856	278,374
Park Electrochemical Corp.	8,700	129,978
		408,352
Semiconductor Devices - Discrete - 0.88%
Diodes, Inc. (a)	5,775	178,621
Semiconductor Equipment - 0.71%
MKS Instruments, Inc.	2,023	144,564
Structural Metal, Plate Work, & Sheet Metal - 1.74%
LB Foster Co. - Class A (a)	14,591	352,664
Tow Truck & Wreckers - 0.76%
Miller Industries, Inc.	5,754	152,769
Trucking FTL/LTL - 1.20%
Marten Transport Ltd.	13,788	242,945
TOTAL COMMON STOCKS (Cost $18,634,422)		$19,670,012

SHORT-TERM INVESTMENTS - 3.12%
Money Market Funds- 3.12%
STIT-Treasury Obligations Portfolio, Institutional Class, 2.262% (b)	630,611	630,611
TOTAL SHORT-TERM INVESTMENTS (Cost $630,611)		$630,611

Total Investments (Cost $19,265,033) - 100.36%		$20,300,623
Liabilities in Excess of Other Assets - (0.36%)		(71,927)
TOTAL NET ASSETS - 100.00%		$20,228,696

(a) Non-income producing security.
(b) Seven day yield as of May 31, 2019.

Industry classifications are determined by Morgan Dempsey Capital Management, LLC and may reference data from sources such as Global Industry Classification Codes
(GICS). GICS was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and
S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (a “Pricing Service”).

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2019:

	Level 1	Level 2	Level 3	Total

Common Stocks (1)	$19,670,012	$-	$-	$19,670,012
Short-Term Investments	630,611	-	-	630,611
Total Investments in Securities	$20,300,623	$-	$-	$20,300,623

(1) See the Schedule of Investments for industry classifications.

The Fund measures Level 3 activity as of the end of the period. For the period ended May 31, 2019, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/John Buckel
    John Buckel, President

Date  7/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Buckel
      John Buckel, President

Date  7/17/2019

By (Signature and Title)* /s/Jennifer Lima
  Jennifer Lima, Treasurer

Date  7/17/2019

* Print the name and title of each signing officer under his or her signature.